Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Changes in Fair Value of Derivative Liabilities
The following table includes a summary of the changes in fair value of the Company’s liability classified warrants issued to purchase Common Stock measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Beginning balance	$86,963	$—
Additions	987,747	86,963
Change in fair value recorded in earnings	939,454	—

Ending balance	$2,014,164	$86,963

Summary Of Fair Value Of Assets And Liabilities That Are Measured At Fair Value ON A Recurring Basis
The Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and 2020 by level within the fair value hierarchy are as follows:

	December 31, 2021
	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)
Cash sweep and money mar ket accounts	$8,701,895	$	$
Related party derivative liabilities	$—	$—	$4,395,000
Warrant liability	$—	$—	$2,968,435

	December 31, 2020
	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)
Cash sweep and money market accounts	$17,562,823	$—	$—
Warrant liability	$—	$—	$199,408

Summary of Weighted Average Significant Unobservable Inputs used in The Measuring The Derivative Liability
A summary of the weighted average significant unobservable inputs (Level 3 inputs) used in measuring the Company’s derivative liability categorized within Level 3 of the fair value hierarchy as of December 31, 2021 and their inception dates are as follows:

Energize Ventures	December 31, 2021	April 13, 2021 (Inception)
Cost of debt	11.0%	11.0%
Term (Years)	0.08 – 0.25	0.25 – 0.50
Present value factor	0.98 – 0.99	0.95 – 0.97

Drive Capital	December 31, 2021	August 24, 2021 (Inception)
Cost of debt	11.0%	11.0%
Term (Years)	0.08 – 0.25	0.31 – 0.60
Present value factor	0.98 – 0.99	0.94 – 0.97

ECP Holdings	December 31, 2021	October 26, 2021 (Inception)
Cost of debt	11.0%	10.0%
Term (Years)	0.08 – 0.25	0.27 – 0.43
Present value factor	0.98 – 0.99	0.96 – 0.98

Related Party Convertible Notes [Member]
Summary Of Changes in Fair value of Related party derivative Liabilities related to convertible notes
The following table includes a summary of changes in fair value of the Company’s Related party derivative liabilities related to the convertible notes measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2021:

December 31, 2021
Beginning balance	$—
Additions	4,187,000
Change in fair value recorded in earnings	208,000

Ending balance	$4,395,000

Common Share Warrants [Member] | Warrants [Member]
Summary of Quantitative Information Regarding Fair Value Measurements Inputs
A summary of the weighted average significant unobservable inputs (Level 3 inputs) used in measuring the Company’s warrant liability for common share warrants categorized within Level 3 of the fair value hierarchy as of December 31, 2021 and 2020 is as follows:

	December 31, 2021	December 31, 2020
Stock Price	$28.28	$4.11
Term (Years)	10.71	12.00
Volatility	84.40%	120.13%
Risk-free rate of return	1.52%	0.13%
Dividend Yield	0.00%	0.00%

Series A Three Preferred Stock [Member] | Warrants [Member]
Summary of Changes in Fair Value of Derivative Liabilities
The following table includes a summary of changes in fair value of the Company’s liability classified warrants issued to purchase series
A-3
preferred stock measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Beginning balance	$112,445	$32,405
Additions	—	—
Change in fair value recorded in earnings	841,826	80,040

Ending balance	$954,271	$112,445

Series A Three Preferred Share Warrants [Member] | Warrants [Member]
Summary of Quantitative Information Regarding Fair Value Measurements Inputs
A summary of the weighted average significant unobservable inputs (Level 3 inputs) used in measuring the Company’s warrant liability for
A-3
preferred share warrants is categorized within Level 3 of the fair value hierarchy as of December 31, 2021 and 2020 are as follows:

	December 31, 2021	December 31, 2020
Stock/ Price	$30.19	$4.23
Term (Years)	11.26	12.50
Volatility	83.10%	118.63%
Risk-free rate of return	1.54%	0.13%
Dividend Yield	0.00%	0.00%

ECP Environmental Growth Opportunities Corp [Member]
Schedule of Assets Measured at Fair Value on Recurring Basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2021 including the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Description	Level	Fair Value
December 31, 2021	Marketable securities	1	$345,033,673

Schedule of Liabilities Measured at Fair Value on Recurring Basis
The following table presents the fair value hierarchy for liabilities measured at fair value on a recurring basis as of
December 31, 2021:

	Level 1	Level 2	Level 3	Total
Derivative liabilities:
Public Warrants	$6,080,185	$—	$—	$6,080,185
Private Placement Warrants	—	4,417,681	—	4,417,681
Forward Purchase Agreement	—	—	175,000	175,000

Total liabilities	$6,080,185	$4,417,681	$175,000	$10,672,866

Summary of Quantitative Information Regarding Fair Value Measurements Inputs
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	At issuance	As of December 31, 2021
Exercise Price	$11.50	$11.50
Probability of merger closing	70.00%	90.00%
Valuation date price	$9.63	$10.00
Volatility	24.64%	12.66%
Expected time until merger (years)	1.50	0.25
Effective expected warrant term (years)	5.00	5.00
Risk-free rate	0.46%	0.06%

Summary of Changes in Fair Value of Derivative Liabilities
The following table presents a summary of the changes in the fair value of the Derivative Liabilities:

	Public Warrant Liability	Private Warrant Liability	Forward purchase Agreement	Total
Fair value, February 11, 2021	$12,880,575	$9,358,640	$1,508,461	$23,747,676

Recognized gain on change in fair value	6,800,390	4,940,959	1,333,461	13,074,810

Fair value, December 31, 2021	$6,080,185	$4,417,681	$175,000	$10,672,866